Operating leases (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Operating leases [Abstract]
Operating Lease-related Assets and Liabilities
The table below presents the lease-related assets and liabilities recorded upon adoption:

		January 1,
Dollars in thousands	Classification on the balance sheet 2019	2019
Assets
Operating lease right-of-use assets	Operating lease right-of-use assets	421

Liabilities
Current - operating	Operating lease liability short term	87
Noncurrent - operating	Operating lease liability long term	342
Total lease liabilities		$429

Lease Cost
The table below presents certain information related to the lease costs for operating leases for the three months ended March 31, 2020 and 2019:

Dollars in thousands	March 31, 2020	March 31, 2019
Operating lease costs	$109	44
Variable lease costs	8	8
Total operating lease costs	$117	52

The table below presents certain information related to the lease costs for operating leases for the years ended December, 31 2019 and 2018.

	Year ended December 31,
Dollars in thousands	2019	2018
Operating lease costs	369	189
Variable lease costs	31	42
Total operating lease costs	$400	231

Maturity of Lease Liabilities
The table below reconciles the undiscounted cash flows for each of the first four years and total of the remaining years to the operating lease liabilities recorded on the condensed consolidated balance sheets.

Operating Leases
Remainder of 2020	$344
2021	459
2022	240
2023	5
Total minimum lease payments	$1,048
Less: amount of lease payments representing interest	130
Present value of future minimum lease payments	$918
Less: current obligations under leases	352
Long-term lease obligations	$566

The table below reconciles the undiscounted cash flows for each of the first four years and total of the remaining years to the operating lease liabilities recorded on the balance sheet.

Operating Leases
2020	444
2021	459
2022	240
2023	5
Total minimum lease payments	1,148
Less: amount of lease payments representing interest	162
Present value of future minimum lease payments	$986
Less: current obligations under leases	345
Long-term lease obligations	$641

Future Minimum Lease Payments under Contractually-Obligated Leases	Future minimum lease payments under contractually-obligated leases as of December 31, 2018 were as follows (in thousands): Year ending December 31,
2019	$257
2020	296
2021	296
2022	123
2023	-
$972